Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	333-103545-03
Entity Registrant Name	SLM Student Loan Trust 2005-5
Entity Central Index Key	0001330979
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3480392
Entity Address, Address Line One	1761 East St.
Entity Address, Address Line Two	Andrew Place
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	703
Local Phone Number	984-5858
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false